Risk Management (Details 21) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Impact on income | Scenario 1
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	R$ (44)	R$ (7)
Price indexes	[1]	(10)
Equities	[1]	(2,019)	(1,748)
Impact on income | Scenario 2
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(6,489)	(1,491)
Price indexes	[1]	(383)
Equities	[1]	(50,472)	(43,705)
Impact on income | Scenario 3
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(12,504)	(2,669)
Price indexes	[1]	(761)
Equities	[1]	(100,944)	(87,410)
Impact on shareholders’ equity | Scenario 1
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(12)	(102)
Price indexes	[1]	0	(16)
Equities	[1]	(978)	(15,987)
Impact on shareholders’ equity | Scenario 2
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(1,798)	(20,473)
Price indexes	[1]	0	(1,750)
Equities	[1]	(24,456)	(399,669)
Impact on shareholders’ equity | Scenario 3
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(3,436)	(36,901)
Price indexes	[1]	0	(3,296)
Equities	[1]	R$ (48,913)	R$ (799,338)

[1]	Values net of taxes.